Trade and other payables - Summary of trade and other payables, amounts falling due within one year (Detail) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade payables	£ 9,674.4	£ 10,596.9
Deferred income	1,457.2	1,334.0
Payments due to vendors (earnout agreements)	40.0	85.6
Liabilities in respect of put option agreements with vendors	68.3	58.4
Fair value of derivatives	3.9	6.4
Share repurchases - close period commitments	0.0	211.7
Other creditors and accruals	2,691.1	2,959.3
Total	£ 13,934.9	£ 15,252.3